Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012
Consolidated Statements Of Cash Flows [Abstract]
Net loss	$ (8,375,000)	$ (5,512,000)	$ (7,671,000)	$ (8,890,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	2,191,000	583,000	720,000	1,077,000
Stock issued under severance agreements	825,000	0
Fair value of penalty warrants issued	23,000	0
Gain on extinguishment of debt	(727,000)	0
Gain on fixed asset sale	(7,000)	0
Stock issued to investors to amend subscription agreements	285,000	0
Inventory reserve			347,000	0
Impairment of patents			551,000	0
Troubled debt restructuring loss	0	25,000	25,000	0
Amortization of stock issued for services	657,000	184,000	255,000	118,000
Stock issued for services	25,000	0
Warrant issued for services	121,000	0
Depreciation and amortization	196,000	236,000	311,000	385,000
Amortization of stock issued under purchase agreement			0	296,000
Amortization of deferred financing costs	0	215,000	215,000	53,000
Change in fair value of derivative liability	56,000	(270,000)	(268,000)	(11,000)
Amortization of debt discount	0	371,000	371,000	91,000
Changes in operating assets and liabilities:
Accounts receivable	(16,000)	71,000	82,000	(323,000)
Inventories	(22,000)	80,000	149,000	207,000
Prepaid expenses	(10,000)	(2,000)	37,000	(9,000)
Accounts payable and accrued liabilities	(588,000)	487,000	962,000	1,355,000
Deferred revenue			0	66,000
Deferred rent	(13,000)	12,000	10,000	(3,000)
Net cash used in operating activities	(5,379,000)	(3,520,000)	(3,904,000)	(5,588,000)
Investing activities
Investment in patents	(79,000)	(191,000)	(219,000)	(239,000)
Proceeds from on sale of fixed assets	66,000	0
Purchases of property, plant and equipment	(21,000)	(12,000)	(12,000)	(10,000)
Net cash used in investing activities	(34,000)	(203,000)	(231,000)	(249,000)
Financing activities
Net proceeds from the sale of common stock	6,162,000	4,611,000	4,666,000	3,818,000
Net proceeds from the exercise of warrants	163,000	0
Net proceeds from bridge loan			0	1,200,000
Deferred financing costs			0	(98,000)
Payment of Bridge Loan	0	(1,333,000)	(1,333,000)	0
Payment on note payable	(528,000)	(22,000)	(43,000)	0
Net cash provided by financing activities	5,797,000	3,256,000	3,290,000	4,920,000
Net increase (decrease) in cash and cash equivalents	384,000	(467,000)	(845,000)	(917,000)
Cash and cash equivalents at beginning of period	32,000	877,000	877,000	1,794,000
Cash and cash equivalents at end of period	416,000	410,000	32,000	877,000
Supplemental disclosure of cash flow information
Cash paid for interest	4,000	0	0	0
Cash paid for taxes			1,600	5,000
Supplemental disclosure of non-cash investing and financing activities
Common stock issued for prepaid services	175,000	160,000	231,000	142,000
Common stock issued in connection with financing	376,000	0
Settlement of warrant liability	97,000	0
Common stock issued under stock purchase agreement			0	296,000
Common stock issued under Bridge Loan			0	168,000
Fair value of derivative liabilities			$ 0	$ 330,000